Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use assets
Schedule of carrying amounts of right-of-use assets and movements during the period

			Plant and	Other	Motor
In EUR k	Buildings*	Offices	equipment	equipment	Vehicles	Total

As of January 1, 2019	—	391	5,340	24	12	5,767
Additions	13,456	4,288	2,824	386	18	20,972
Depreciation expenses	(330)	(272)	(1,175)	(20)	(10)	(1,807)
As of December 31, 2019	13,126	4,407	6,989	390	20	24,932
Additions	—	426	1,265	1,112	37	2,840
Reclass to property, plant & equipment**	—	—	(1,992)	—	—	(1,992)
Depreciation expenses	(1,121)	(657)	(1,675)	(187)	(20)	(3,660)
As of December 31, 2020	12,005	4,176	4,587	1,315	37	22,120

*     As the lease of land and buildings are made through one contract, all the related right-of-use assets are allocated to Buildings.

**   Reclass of leased assets to PP&E (note 12) represents purchased assets at the end of lease term.

Schedule of carrying amounts of lease liabilities and the movements during the period

in EUR k	2019	2020

As of January 1	3,465	21,704
Additions	20,946	3,654
Interest expenses	339	865
Payments	(3,046)	(5,018)
As of December 31	21,704	21,205

Current	3,635	3,528
Non-current	18,069	17,677

Schedule of amounts recognised in profit or loss related to leases

in EUR k	2019	2020
Depreciation expense of right-of-use assets	1,807	3,660
Interest expenses on lease liabilities	339	865
Rent expenses—short-term leases	185	1,695
Rent expense—leases of low-value assets	25	33
Total amounts recognized in profit or loss	2,356	6,253